Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000141687
Average Annual Return [Line Items]
Average Annual Return, Percent	26.46%		9.12%	11.86%
Without Sales Load [Member] | C000141688
Average Annual Return [Line Items]
Average Annual Return, Percent	26.09%		8.84%	11.59%
Without Sales Load [Member] | C000141689
Average Annual Return [Line Items]
Average Annual Return, Percent	25.84%		8.58%	11.31%
Without Sales Load [Member] | C000244831
Average Annual Return [Line Items]
Average Annual Return, Percent	26.67%	22.05%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	25.07%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.80%		10.31%	11.87%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.80%		10.31%	11.87%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.80%		10.31%	11.87%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.80%	22.55%